Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

July 9, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File No.: 333-201530

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Pacer Metaurus International Developed Markets Dividend Multiplier 400 ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on July 5, 2024.

If you have any questions or require further information, please contact the undersigned at rachel.spearo@usbank.com.

Sincerely,
/s/ Rachel A. Spearo
Rachel A. Spearo
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust